INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Income tax statutory rate	21.00%	21.00%
Net operating loss carryforward	$ 44,448,800	$ 28,200,000
Operating loss carryforwards expiration	2030